Taxation - Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amount
Income tax (benefit) expense at statutory rate	$ (11,467)	$ 3,120
State taxes	(163)	0
Loss not subject to entity-level taxes	6,485	706
Foreign rate differential	(276)	(161)
Change in valuation allowance	2,759	1,193
Change in fair value of warrant liability	8,933	0
Permanent items	477	0
Other, net	3	(38)
Total	$ 6,751	$ 4,820
Percent
Income tax (benefit) expense at statutory rate	21.00%	21.00%
State taxes	0.00%	0.00%
Loss not subject to entity-level taxes	(12.00%)	5.00%
Foreign rate differential	1.00%	(1.00%)
Change in valuation allowance	(5.00%)	8.00%
Change in fair value of warrant liability	(16.00%)	0.00%
Permanent items	(1.00%)	0.00%
Other, net	0.00%	0.00%
Income tax expense	(12.00%)	33.00%